Summary of Significant Accounting Policies - Schedule Of the Components Of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Lab equipment		$ 706	$ 669
Leasehold improvements		1,090	1,004
Computer hardware and software		141	84
Furniture and fixtures		160	95
Property and equipment, gross		2,097	1,852
Less: accumulated depreciation and amortization	$ (891)	(665)	(248)
property and equipment, net	$ 1,223	$ 1,432	$ 1,604